Fees Summary	Jan. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 550,000
Previously Paid Amount	0.00
Total Fee Amount	84.20
Total Offset Amount	0.00
Net Fee	84.20
Narrative - Max Aggregate Offering Price	$ 550,000
Final Prospectus	true